Digital Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Digital Assets [Abstract]
Schedule of Bitcoin transactions and the corresponding values
	Year ended December 31,
	2021		2020
	Quantity	Value	Quantity	Value
Balance as of January 1,	—	$—	—	$—
Bitcoin mined*	3,453	164,393	3,014	31,125
Bitcoin exchanged for cash and services	(105)	(4,841)	(2,641)	(27,467)
Bitcoin exchanged for long-term debt repayment	(47)	(1,546)	(373)	(3,586)
Gain (Loss) on disposition of Bitcoin	—	(289)	—	88
Prior period accounting policy change	—	—	—	(160)
Revaluation of digital assets	—	(4,861)	—	—
Balance of digital assets as of December 31,	3,301	152,856	—	—
Less digital assets pledged as collateral as of December 31,**	(1,875)	(86,825)	—	—
Balance of digital assets excluding digital assets pledged as collateral as of December 31,	1,426	$66,031	—	$—